SIGNIFICANT JUDGMENTS, ESTIMATES AND ASSUMPTIONS (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of changes in accounting estimates [abstract]
(Impairment)/recovery of mineral property	$ 13,994,970	$ 14,829,267	$ (195,079)
Impairment of receivables	21,004	61,202	0
Impairment of prepaid expenses	$ 26,234	$ 57,420	$ 0